September 3, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Rydex Series Fund - File Nos.: 811-07584 and 033-59692

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information do not differ from that contained in Rydex Series Fund's Post-Effective Amendment No. 92. This Post-Effective Amendment was filed electronically on June 25, 2009.

Please call me at 301-296-5241 with any questions or comments regarding this letter, or if I may assist you in any way.

Sincerely,

/s/ JOANNA HAIGNEY

Joanna Haigney
Secretary
Rydex Series Fund